INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on income by jurisdiction
Domestic	$ 1,058	$ 19,466	$ 14,378
Foreign	1,810	812	61
Total income tax expense	2,868	20,278	14,439
Domestic:
Current taxes	4,205	21,106	15,938
Deferred tax benefit	(2,394)	(1,594)	(860)
Taxes in respect of previous years	(753)	(46)	(700)
Total - Domestic	1,058	19,466	14,378
Foreign:
Current taxes	1,700	517	820
Deferred tax expense (benefit)	243	860	(665)
Taxes in respect of previous years	(133)	(565)	(94)
Total - Foreign	1,810	812	61
Total income tax expense	$ 2,868	$ 20,278	$ 14,439